LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
Equity method investments, net	$760,713	$696,618
Equity investments using the measurement alternative	997,802	973,843
Long-term investment, net	$1,758,515	$1,670,461

SCHEDULE OF EQUITY INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Movement of the Company’s equity investments accounted for using the equity method, consisted of the following for the years ended September 30, 2024, 2023 and 2022:

	2024	2023	2022
	US$	US$	US$
At the beginning of the year	$696,618	$573,906	$281,698
Additions	57,083	50,141	584,524
Share of results of equity investees	(10,125)	78,966	(10,618)
Subtotal	743,576	703,013	855,604
Less: Impairment of long-term investments	-	-	(281,698)
Less: Foreign currency impact on impairment of long-term investments	17,137	(6,395)	-
Total	$760,713	$696,618	$573,906